BUSINESS DESCRIPTION (Details) $ in Millions			3 Months Ended	12 Months Ended
	Mar. 08, 2024	Jun. 22, 2022	Mar. 31, 2023	Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Reverse share split		0.0054
Subsequent Event
Restructuring Cost and Reserve [Line Items]
Reverse share split	0.0833
Workforce Reduction in Israel and United States
Restructuring Cost and Reserve [Line Items]
Number of positions expected to be eliminated (percentage)			20.00%
Restructuring charges				$ 3.8